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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------------------------
         This Amendment (Check only one.):   [_]  is a restatement.
                                             [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc.
Address:          505 Park Avenue
                  New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                     New York, New York             November 13, 2001
------------------              --------------------           -----------------
[Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE


                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                                      ----
Form 13F Information Table Entry Total:                                39
                                                                      ----
Form 13F Information Table Value Total:                              $169,153
                                                                      -------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE



                                                            Para Partners
                                                               Form 13F
                                                     Quarter ended September 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
                      Title of                Value      Shares/   Sh/    Put/     Invstmt      Other           Voting Authority
Name of Issuer        Class       CUSIP       (x$1000)   Prn Amt   Prn    Call     Dscretn      Managers       Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADC                   COM         000886101         248    70,918  SH              Sole                       70,918
Telecommunications
Inc
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc New         COM         00817Y108         521       947         Call     Sole                          947
------------------------------------------------------------------------------------------------------------------------------------
American Express Co   COM         025816109       2,180     75,000 SH              Sole                       75,000
------------------------------------------------------------------------------------------------------------------------------------
American Intl Group   COM         026874107       7,764     99,533 SH              Sole                       99,533
Inc
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp             COM         001957109       2,398   124,239  SH              Sole                      124,239
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp             COM         001957406       2,002   133,976  SH              Sole                      133,976
Wireless Group
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc         COM         172967101       9,394   231,947  SH              Sole                      231,947
------------------------------------------------------------------------------------------------------------------------------------
Coast Federal         RT          19034Q110          77    99,625  SH              Sole                       99,625
Litigation Trust
------------------------------------------------------------------------------------------------------------------------------------
Constellation         COM         210371100       2,820   116,527  SH              Sole                      116,527
Energy Group Inc
------------------------------------------------------------------------------------------------------------------------------------
Cooper Inds Inc       COM         216669101      12,674   305,613  SH              Sole                      305,613
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG   SPONS.      251566105      11,087   715,299  SH              Sole                      715,299
                      ADR
------------------------------------------------------------------------------------------------------------------------------------
Harrahs Entmt Inc     COM         413619107         675   25,000   SH              Sole                       25,000
------------------------------------------------------------------------------------------------------------------------------------
Heller Financial Inc  CL A        423328103       5,277  100,000   SH              Sole                      100,000
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co    COM         428236103       2,825  175,450   SH              Sole                      175,450
------------------------------------------------------------------------------------------------------------------------------------
Honeywell             COM         438516106       2,497   94,597   SH              Sole                       94,597
International Inc.
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson     COM         478160104      17,541   316,629  SH              Sole                      316,629
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase &     COM         46625H100       5,363   157,051  SH              Sole                      157,051
Co.
------------------------------------------------------------------------------------------------------------------------------------
Joy Global Inc        COM         481165108       1,067    71,868  SH              Sole                       71,868
------------------------------------------------------------------------------------------------------------------------------------
KCS Energy Inc.       COM         482434206         602   170,627  SH              Sole                      170,627
------------------------------------------------------------------------------------------------------------------------------------
Lehman Bros           COM         524908100       5,117    90,000  SH              Sole                       90,000
Hldgs Inc
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                      Title of                Value      Shares/   Sh/    Put/     Invstmt      Other           Voting Authority
Name of Issuer        Class       CUSIP       (x$10.00)  Prn Amt   Prn    Call     Dscretn      Managers       Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ----------- ----------- ---------- --------- ------ -------- ------------ ----------- --------- ------ -------
Loews Corp            COM         540424108        2,314   50,000  SH              Sole                       50,000
------------------------------------------------------------------------------------------------------------------------------------
Marriott Intl         CL A        571903202        3,340  100,000  SH              Sole                      100,000
Inc New
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology    ORD         G5876H105          598   41,704  SH              Sole                       41,704
Group Ltd
------------------------------------------------------------------------------------------------------------------------------------
Metlife Inc           COM         59156R108        1,485   50,000  SH              Sole                       50,000
------------------------------------------------------------------------------------------------------------------------------------
Mirant Corp.          COM         604675108        1,095   50,000  SH              Sole                       50,000
------------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy &     CL A        606592202        8,871  177,000  SH              Sole                      177,000
Development Corp.
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 TR         UNIT SER    631100104        1,449   50,000  SH              Sole                       50,000
                      1
------------------------------------------------------------------------------------------------------------------------------------
Newport News          COM         652228107         608     1,644         Call     Sole                        1,644
Shipbuilding Inc.
------------------------------------------------------------------------------------------------------------------------------------
Orion Pwr Hldgs Inc   COM         686286105       6,375    250,000 SH              Sole                      250,000
------------------------------------------------------------------------------------------------------------------------------------
Price                 COM NEW     741437305       2,510    148,065 SH              Sole                      148,065
Communications Corp.
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications  COM         749121109       2,310    138,294 SH              Sole                      138,294
International Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sensormatic Electrs   COM         817265101       5,618    238,249 SH              Sole                      238,249
Corp
------------------------------------------------------------------------------------------------------------------------------------
Suiza Foods Corp      COM         865077101      11,117   176,062  SH              Sole                      176,062
------------------------------------------------------------------------------------------------------------------------------------
Ultramar Diamond      COM         904000106       6,312   131,661  SH              Sole                      131,661
Shamrock Corp
------------------------------------------------------------------------------------------------------------------------------------
Universal American    COM         913377107         884   159,277  SH              Sole                      159,277
Financial Corp
------------------------------------------------------------------------------------------------------------------------------------
Unocal Corp           COM         915289102       2,463    75,781  SH              Sole                       75,781
------------------------------------------------------------------------------------------------------------------------------------
UST Inc               COM         902911106       4,034   121,518  SH              Sole                      121,518
------------------------------------------------------------------------------------------------------------------------------------
Willamette            COM         969133107      13,457   299,109  SH              Sole                      299,109
Industries Inc
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc      COM         969457100       2,184    80,000  SH              Sole                       80,000
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------

REPORT SUMMARY        39 DATA
                      RECORDS                   169,153            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
-----------------------------------------------------------------------------------------------------------------------------------